Earnings per Share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings per Share [Abstract]
Computations of Basic and Diluted Net Loss Per Share
The computations of basic and diluted net loss per share are as follows:

	Three Months Ended March 31,
	2019	2018
Basic and diluted:
Net loss attributable to shareholders	$(282,454)	$(1,040,642)
Weighted average shares outstanding	60,009,005	54,859,055
Basic and diluted net loss per share	$(0.00)	$(0.02)

The computations of basic and diluted net loss per share are as follows (in thousands, except per share data):

	For the Years Ending December 31,
	2019	2018
Basic:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average shares outstanding	55,733,800	54,542,617

Basic net loss attributable per share	$(0.03)	$(0.37)

Diluted:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average share outstanding	55,733,800	54,542,617

Diluted net loss per share	$(0.03)	$(0.37)